Income Taxes - Deferred tax assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets:
Federal and state net operating loss carryforwards	$ 11,946	$ 6,176
Research and development tax credits	3,393	1,283
Charitable contribution carryforwards	165	153
Accruals	290	135
Other	23	4
Gross deferred tax assets	15,817	7,751
Less: valuation allowance	(15,525)	(7,491)
Total deferred tax assets	292	260
Deferred tax liabilities:
Depreciation and amortization	(292)	(260)
Gross deferred tax liabilities	(292)	$ (260)
Increase in valuation allowance	8,000
Federal net operating loss carryforwards	43,500
State net operating loss carryforwards	43,000
Federal and state net operating loss carryforwards that do not expire	20,800
Federal research and development tax credit carryforwards	2,500
State research and development tax credit carryforwards	1,100
Unrecognized income tax benefits	$ 0